Supplemental Parent And Guarantor Condensed Consolidating Financial Statements	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Supplemental Parent And Guarantor Condensed Consolidating Financial Statements [Abstract]
Supplemental Parent And Guarantor Condensed Consolidating Financial Statements

Note 17. Supplemental Parent and Guarantor Condensed Consolidating Financial Statements

On May 24, 2011, we entered into an indenture with CG Co-Issuer Inc. ("CG Co-Issuer"), certain of our U.S. subsidiaries (the "Guarantors") and Wilmington Trust FSB, as trustee and Citibank, N.A. as collateral agent, paying agent, registrar and authenticating agent, pursuant to which we issued the Notes. Refer to Note 8, Financial Liabilities, for additional information related to the Notes. CG Co-Issuer was formed as a special purpose finance subsidiary to facilitate the offering of the Notes and the Exchange Notes. CG Co-Issuer does not have any operations, assets, liabilities (other than the Notes) or revenues. Each of the Guarantors is a wholly-owned subsidiary of Chrysler Group LLC (the "Parent"). Each of the Guarantors fully and unconditionally guarantee the Notes on a joint and several basis. CG Co-Issuer and each of the Guarantors also guarantee the Senior Credit Facilities. Refer to Note 8, Financial Liabilities, for additional information related to the Senior Credit Facilities.

The following condensed consolidating financial statements present financial data for (i) the Parent; (ii) the combined Guarantors; (iii) the combined Non-Guarantors (all subsidiaries that are Non-Guarantors); (iv) consolidating adjustments to arrive at the information for the Parent, Guarantors and Non-Guarantors on a consolidated basis; and (v) the consolidated financial results for Chrysler Group LLC.

Investments in subsidiaries are accounted for by the Parent and Guarantors using the equity method for this presentation. Results of operations of subsidiaries are therefore classified in the Parent's and Guarantors' investments in subsidiaries accounts. The elimination entries set forth in the following condensed consolidating financial statements eliminate investments in subsidiaries, as well as intercompany balances, transactions, income and expense between the Parent, Guarantors and Non-Guarantors.

Condensed Consolidating Statements of Operations (in millions of dollars):

	Three Months Ended September 30, 2011
	Parent	Guarantors	Non- Guarantors	Consolidating Adjustments	Chrysler Group LLC Consolidated
Revenues, net	$13,113	$1,600	$7,913	$(9,559)	$13,067
Cost of sales	11,522	1,621	7,458	(9,588)	11,013

GROSS MARGIN	1,591	(21)	455	29	2,054
Selling, administrative and other expenses	861	35	128	53	1,077
Research and development expenses, net	438	—	7	—	445
Restructuring expenses (income), net	2	(2)	—	—	—
Interest expense	254	1	38	(11)	282
Interest income	(2)	(1)	(6)	—	(9)

INCOME (LOSS) BEFORE INCOME TAXES	38	(54)	288	(13)	259
Income tax expense	—	—	47	—	47
Equity in net (income) loss of subsidiaries	(174)	(7)	—	181	—

NET INCOME (LOSS)	$212	$(47)	$241	$(194)	$212

	Three Months Ended September 30, 2010
	Parent	Guarantors	Non- Guarantors	Consolidating Adjustments	Chrysler Group LLC Consolidated
Revenues, net	$10,993	$770	$6,541	$(7,286)	$11,018
Cost of sales	9,787	716	6,211	(7,257)	9,457

GROSS MARGIN	1,206	54	330	(29)	1,561
Selling, administrative and other expenses	722	46	142	24	934
Research and development expenses, net	373	—	4	—	377
Restructuring income, net	(11)	—	(2)	—	(13)
Interest expense	270	1	59	(14)	316
Interest income	(4)	—	(4)	—	(8)

INCOME (LOSS) BEFORE INCOME TAXES	(144)	7	131	(39)	(45)
Income tax expense	7	—	33	(1)	39
Equity in net (income) loss of subsidiaries	(67)	(6)	—	73	—

NET INCOME (LOSS)	$(84)	$13	$98	$(111)	$(84)

	Nine Months Ended September 30, 2011
	Parent	Guarantors	Non- Guarantors	Consolidating Adjustments	Chrysler Group LLC Consolidated
Revenues, net	$39,966	$4,113	$24,144	$(28,371)	$39,852
Cost of sales	34,991	4,180	22,752	(28,376)	33,547

GROSS MARGIN	4,975	(67)	1,392	5	6,305
Selling, administrative and other expenses	2,831	114	432	140	3,517
Research and development expenses, net	1,173	—	18	—	1,191
Restructuring expenses, net	—	13	—	—	13
Interest expense	801	2	188	(33)	958
Interest income	(12)	—	(19)	—	(31)
Loss on extinguishment of debt	170	—	381	—	551

INCOME (LOSS) BEFORE INCOME TAXES	12	(196)	392	(102)	106
Income tax expense	7	—	139	2	148
Equity in net (income) loss of subsidiaries	47	(20)	—	(27)	—

NET INCOME (LOSS)	$(42)	$(176)	$253	$(77)	$(42)

	Nine Months Ended September 30, 2010
	Parent	Guarantors	Non- Guarantors	Consolidating Adjustments	Chrysler Group LLC Consolidated
Revenues, net	$30,842	$2,603	$20,568	$(22,830)	$31,183
Cost of sales	27,376	2,546	19,679	(22,838)	26,763

GROSS MARGIN	3,466	57	889	8	4,420
Selling, administrative and other expenses	2,097	85	454	134	2,770
Research and development expenses, net	1,037	—	13	—	1,050
Restructuring expenses (income), net	19	29	(1)	—	47
Interest expense	793	5	174	(32)	940
Interest income	(18)	(1)	(22)	—	(41)

INCOME (LOSS) BEFORE INCOME TAXES	(462)	(61)	271	(94)	(346)
Income tax expense	11	—	97	(1)	107
Equity in net (income) loss of subsidiaries	(20)	(18)	—	38	—

NET INCOME (LOSS)	$(453)	$(43)	$174	$(131)	$(453)

Condensed Consolidating Balance Sheets (in millions of dollars):

	September 30, 2011
	Parent	Guarantors	Non- Guarantors	Consolidating Adjustments	Chrysler Group LLC Consolidated
CURRENT ASSETS:
Cash and cash equivalents	$7,519	$184	$1,751	$—	$9,454
Restricted cash	33	—	4	—	37
Trade receivables, net	446	190	365	—	1,001
Inventories	2,935	78	1,575	(156)	4,432
Prepaid expenses and other assets
Due from subsidiaries	—	—	834	(834)	—
Other	434	622	367	—	1,423
Deferred taxes	—	—	25	2	27

TOTAL CURRENT ASSETS	11,367	1,074	4,921	(988)	16,374
PROPERTY AND EQUIPMENT:
Property, plant and equipment, net	8,932	618	4,184	(147)	13,587
Equipment on operating leases, net	1,089	271	403	—	1,763

TOTAL PROPERTY AND EQUIPMENT	10,021	889	4,587	(147)	15,350
OTHER ASSETS:
Advances to related parties and other financial assets
Due from subsidiaries	342	—	104	(446)	—
Other	45	1	12	—	58
Investment in subsidiaries	2,881	91	—	(2,972)	—
Restricted cash	337	—	12	—	349
Goodwill	1,361	—	—	—	1,361
Other intangible assets, net	3,262	27	1,015	(929)	3,375
Prepaid expenses and other assets	259	5	98	—	362
Deferred taxes	—	—	21	—	21

TOTAL OTHER ASSETS	8,487	124	1,262	(4,347)	5,526

TOTAL ASSETS	$29,875	$2,087	$10,770	$(5,482)	$37,250

CURRENT LIABILITIES:
Trade liabilities	$5,900	$265	$2,014	$—	$8,179
Accrued expenses and other liabilities
Due to subsidiaries	1,186	156	—	(1,342)	—
Other	5,134	135	2,459	—	7,728
Current maturities of financial liabilities
Due to subsidiaries	19	—	70	(89)	—
Other	91	—	145	—	236
Deferred revenue	1,443	87	112	—	1,642
Deferred taxes	—	—	84	—	84

TOTAL CURRENT LIABILITIES	13,773	643	4,884	(1,431)	17,869
LONG-TERM LIABILITIES:
Accrued expenses and other liabilities	8,003	178	1,440	—	9,621
Financial liabilities
Due to subsidiaries	—	168	—	(168)	—
Other	10,719	—	1,429	—	12,148
Deferred revenue	423	50	146	—	619
Deferred taxes	25	—	32	4	61

TOTAL LONG-TERM LIABILITIES	19,170	396	3,047	(164)	22,449
MEMBERS' INTEREST (DEFICIT):
Membership interests	—	—	410	(410)	—
Contributed capital	2,658	1,644	1,930	(3,574)	2,658
Accumulated income (losses)	(4,479)	(596)	480	116	(4,479)
Accumulated other comprehensive income (loss)	(1,247)	—	19	(19)	(1,247)

TOTAL MEMBERS' INTEREST (DEFICIT)	(3,068)	1,048	2,839	(3,887)	(3,068)

TOTAL LIABILITIES AND MEMBERS' INTEREST (DEFICIT)	$29,875	$2,087	$10,770	$(5,482)	$37,250

	December 31, 2010
	Parent	Guarantors	Non- Guarantors	Consolidating Adjustments	Chrysler Group LLC Consolidated
CURRENT ASSETS:
Cash and cash equivalents	$4,871	$81	$2,395	$—	$7,347
Restricted cash	131	—	173	—	304
Trade receivables, net	267	137	415	—	819
Inventories	2,150	139	1,544	(186)	3,647
Prepaid expenses and other assets
Due from subsidiaries	—	440	392	(832)	—
Other	490	218	1,465	—	2,173
Deferred taxes	—	—	26	4	30

TOTAL CURRENT ASSETS	7,909	1,015	6,410	(1,014)	14,320

PROPERTY AND EQUIPMENT:
Property, plant and equipment, net	9,195	582	4,192	(152)	13,817
Equipment on operating leases, net	404	260	871	—	1,535

TOTAL PROPERTY AND EQUIPMENT	9,599	842	5,063	(152)	15,352

OTHER ASSETS:
Advances to related parties and other financial assets
Due from subsidiaries	—	—	99	(99)	—
Other	136	2	16	—	154
Investment in subsidiaries	2,905	71	—	(2,976)	—
Restricted cash	355	—	12	—	367
Goodwill	1,361	—	—	—	1,361
Other intangible assets, net	3,365	29	1,088	(978)	3,504
Prepaid expenses and other assets	245	3	104	—	352
Deferred taxes	—	—	39	—	39

TOTAL OTHER ASSETS	8,367	105	1,358	(4,053)	5,777

TOTAL ASSETS	$25,875	$1,962	$12,831	$(5,219)	$35,449

CURRENT LIABILITIES:
Trade liabilities	$5,098	$226	$1,704	$—	$7,028
Accrued expenses and other liabilities
Due to subsidiaries	922	—	—	(922)	—
Other	4,527	139	2,928	—	7,594
Current maturities of financial liabilities
Due to subsidiaries	—	—	114	(114)	—
Other	2,139	—	619	—	2,758
Deferred revenue	678	107	103	—	888
Deferred taxes	—	—	85	—	85

TOTAL CURRENT LIABILITIES	13,364	472	5,553	(1,036)	18,353

LONG-TERM LIABILITIES:
Accrued expenses and other liabilities	8,220	165	1,576	—	9,961
Financial liabilities
Due to subsidiaries	249	69	—	(318)	—
Other	8,084	—	2,889	—	10,973
Deferred revenue	424	22	134	—	580
Deferred taxes	23	—	19	29	71

TOTAL LONG-TERM LIABILITIES	17,000	256	4,618	(289)	21,585

MEMBERS' INTEREST (DEFICIT):
Membership interests	—	—	292	(292)	—
Contributed capital	1,399	1,643	2,045	(3,688)	1,399
Accumulated income (losses)	(4,437)	(410)	326	84	(4,437)
Accumulated other comprehensive income (loss)	(1,451)	1	(3)	2	(1,451)

TOTAL MEMBERS' INTEREST (DEFICIT)	(4,489)	1,234	2,660	(3,894)	(4,489)

TOTAL LIABILITIES AND MEMBERS' INTEREST (DEFICIT)	$25,875	$1,962	$12,831	$(5,219)	$35,449

Condensed Consolidating Statements of Cash Flows (in millions of dollars):

	Nine Months Ended September 30, 2011
	Parent	Guarantors	Non- Guarantors	Consolidating Adjustments	Chrysler Group LLC Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$2,532	$128	$1,626	$(749)	$3,537

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment and intangible assets	(1,200)	(99)	(609)	—	(1,908)
Proceeds from disposals of property, plant and equipment	1	8	6	—	15
Proceeds from disposals of equipment on operating leases	—	(14)	619	—	605
Proceeds from sale of equity investment	17	—	—	—	17
Changes in restricted cash	116	—	181	—	297
Changes in loans and notes receivable	2	—	2	—	4
Proceeds from USDART	96	—	—	—	96

NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(968)	(105)	199	—	(874)

CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of U.S. Treasury first lien credit facilities	(5,460)	—	—	—	(5,460)
Repayment of Export Development Canada credit facilities	—	—	(1,723)	—	(1,723)
Proceeds from Senior Secured Notes	3,160	—	—	—	3,160
Proceeds from Tranche B Term Loan	2,933	—	—	—	2,933
Repayment of Tranche B Term Loan	(8)	—	—	—	(8)
Repayments of Gold Key Lease financing	—	—	(562)	—	(562)
Repayment of Canadian Health Care Trust Notes	—	—	(26)	—	(26)
Net repayment of other financial liabilities	(56)	—	(11)	—	(67)
Debt issuance costs	(62)	—	—	—	(62)
Proceeds from Fiat's incremental equity call option exercise	1,268	—	—	—	1,268
Distribution for state tax withholding obligations on behalf of certain members	(9)	—	—	—	(9)
Dividends issued to subsidiaries	—	(10)	(99)	109	—
Net increase (decrease) in loans to subsidiaries	(682)	90	(48)	640	—

NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	1,084	80	(2,469)	749	(556)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	—

Net change in cash and cash equivalents	2,648	103	(644)	—	2,107
Cash and cash equivalents at beginning of period	4,871	81	2,395	—	7,347

Cash and cash equivalents at end of period	$7,519	$184	$1,751	$—	$9,454

	Nine Months Ended September 30, 2010
	Parent	Guarantors	Non- Guarantors	Consolidating Adjustments	Chrysler Group LLC Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$3,580	$71	$976	$(400)	$4,227

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment and intangible assets	(1,111)	(92)	(477)	—	(1,680)
Proceeds from disposals of property, plant and equipment	9	—	4	—	13
Proceeds from disposals of equipment on operating leases	—	(15)	928	—	913
Changes in restricted cash	(128)	—	193	—	65
Changes in loans and notes receivable	2	—	35	—	37

NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(1,228)	(107)	683	—	(652)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds of Gold Key Lease financing	—	—	266	—	266
Repayments of Gold Key Lease financing	—	—	(1,633)	—	(1,633)
Proceeds from Mexican development banks loan	—	—	400	—	400
Repayment of Chrysler Receivables SPV, LLC loan	—	—	(123)	—	(123)
Net repayment of other financial liabilities	(45)	—	(42)	—	(87)
Dividends issued to subsidiaries	—	(19)	(90)	109	—
Net increase (decrease) in loans to subsidiaries	(64)	2	(229)	291	—

NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(109)	(17)	(1,451)	400	(1,177)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	—
Net change in cash and cash equivalents	2,243	(53)	208	—	2,398
Cash and cash equivalents at beginning of period	3,148	131	2,583	—	5,862

Cash and cash equivalents at end of period	$5,391	$78	$2,791	$—	$8,260

Note 23.  Supplemental Parent and Guarantor Condensed Consolidating Financial Statements

On May 24, 2011, we entered into an indenture with CG Co-Issuer Inc. ("CG Co-Issuer"), a wholly-owned subsidiary of Chrysler Group LLC (the "Parent"), certain of our U.S. subsidiaries (the "Guarantors") and Wilmington Trust FSB, as trustee and Citibank, N.A. as collateral agent, paying agent, registrar and authenticating agent, pursuant to which we issued $1.5 billion of 8.00 percent senior secured notes due 2019 and $1.7 billion of 8.25 percent senior secured notes due 2021, collectively referred to as "the Notes." The Notes mature on June 15 of the respective year the notes are due. The Notes were issued at par and were sold in a private placement to (i) qualified institutional buyers in reliance on Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and (ii) outside the United States to persons who are not U.S. persons (as defined in Rule 902 of Regulation S under the Securities Act) in compliance with Regulation S under the Securities Act. We have agreed to register notes ("Exchange Notes") having substantially identical terms as the Notes with the SEC as part of an offer to exchange freely tradable exchange notes for the Notes.

CG Co-Issuer was formed as a special purpose finance subsidiary to facilitate the offering of the Notes and the Exchange Notes. CG Co-Issuer does not have any operations, assets, liabilities (other than the Notes) or revenues. Each of the Guarantors is a wholly-owned subsidiary of the Parent. Each of the Guarantors fully and unconditionally guarantee the Notes on a joint and several basis.

The indenture includes affirmative covenants, including, the reporting of financial results and other developments. The indenture also contains negative covenants related to our ability and, in certain instances, the ability of certain of our subsidiaries to, (i) pay dividends or make distributions on the Company's capital stock or repurchase the Company's capital stock; (ii) make restricted payments; (iii) create certain liens to secure indebtedness; (iv) enter into sale and leaseback transactions; (v) engage in transactions with affiliates; (vi) merge or consolidate with certain companies and (vii) transfer and sell assets.

The indenture provides for customary events of default, including but not limited to, (i) nonpayment; (ii) breach of covenants in the indenture; (iii) payment defaults or acceleration of other indebtedness; (iv) a failure to pay certain judgments and (v) certain events of bankruptcy, insolvency and reorganization. If certain events of default occur and are continuing, the trustee or the holders of at least 25 percent in principal amount of the Notes outstanding under one of the series may declare all of the Notes of that series to be due and payable immediately, together with accrued interest, if any.

In addition on May 24, 2011, we entered into a $4.3 billion senior secured credit agreement with a syndicate of private sector lenders which includes a $3.0 billion senior secured Tranche B term loan (the "Tranche B Term Loan") due May 24, 2017, and a $1.3 billion senior secured revolving credit facility (the "Revolving Facility"), which may be borrowed and repaid from time to time until the maturity date on May 24, 2016. The Tranche B Term Loan and the Revolving Facility are collectively referred to as the "Senior Credit Facilities." CG Co-Issuer and each of the Guarantors also guarantee the Senior Credit Facilities.

The following condensed consolidating financial statements present financial data for (i) the Parent; (ii) the combined Guarantors; (iii) the combined Non-Guarantors (all subsidiaries that are Non-Guarantors); (iv) consolidating adjustments to arrive at the information for the Parent, Guarantors and Non-Guarantors on a consolidated basis; and (v) the consolidated financial results for Chrysler Group LLC.

Investments in subsidiaries are accounted for by the Parent and Guarantors using the equity method for this presentation. Results of operations of subsidiaries are therefore classified in the Parent's and Guarantors' investments in subsidiaries accounts. The elimination entries set forth in the following condensed consolidating financial statements eliminate investments in subsidiaries, as well as intercompany balances, transactions, income and expense between the Parent, Guarantors and Non-Guarantors.

Condensed Consolidating Statements of Operations (in millions of dollars):

	Year Ended December 31, 2010
	Parent	Guarantors	Non-Guarantors	Consolidating Adjustments	Chrysler Group LLC Consolidated
Revenues, net	$41,537	$3,658	$26,533	$(29,782)	$41,946
Cost of sales	36,770	3,522	25,380	(29,786)	35,886

GROSS MARGIN	4,767	136	1,153	4	6,060
Selling, administrative and other expenses	2,891	127	614	165	3,797
Research and development expenses	1,480	—	20	—	1,500
Restructuring (income) expenses, net	(157)	206	(1)	—	48
Interest expense	1,073	5	241	(43)	1,276
Interest income	(19)	(1)	(28)	—	(48)

INCOME (LOSS) BEFORE INCOME TAXES	(501)	(201)	307	(118)	(513)
Income tax expense	5	—	134	—	139
Equity in net (income) loss of subsidiaries	146	(26)	—	(120)	—

NET INCOME (LOSS)	$(652)	$(175)	$173	$2	$(652)

	Period from June 10, 2009 to December 31, 2009
	Parent	Guarantors	Non-Guarantors	Consolidating Adjustments	Chrysler Group LLC Consolidated
Revenues, net	$16,578	$1,211	$12,426	$(12,505)	$17,710
Cost of sales	15,537	1,347	11,687	(12,460)	16,111

GROSS MARGIN	1,041	(136)	739	(45)	1,599
Selling, administrative and other expenses	3,869	85	355	27	4,336
Research and development expenses	609	4	13	—	626
Restructuring (income) expenses, net	37	—	(3)	—	34
Interest expense	369	4	120	(23)	470
Interest income	(70)	(4)	(37)	—	(111)

INCOME (LOSS) BEFORE INCOME TAXES	(3,773)	(225)	291	(49)	(3,756)
Income tax expense	12	3	18	(4)	29
Equity in net (income) loss of subsidiaries	—	(14)	—	14	—

NET INCOME (LOSS)	$(3,785)	$(214)	$273	$(59)	$(3,785)

Condensed Consolidating Balance Sheets (in millions of dollars):

	December 31, 2010
	Parent	Guarantors	Non-Guarantors	Consolidating Adjustments	Chrysler Group LLC Consolidated
CURRENT ASSETS:
Cash and cash equivalents	$4,871	$81	$2,395	$—	$7,347
Restricted cash	131	—	173	—	304
Trade receivables, net	267	137	415	—	819
Inventories	2,150	139	1,544	(186)	3,647
Prepaid expenses and other assets
Due from subsidiaries	—	440	392	(832)	—
Other	490	218	1,465	—	2,173
Deferred taxes	—	—	26	4	30

TOTAL CURRENT ASSETS	7,909	1,015	6,410	(1,014)	14,320
PROPERTY AND EQUIPMENT:
Property, plant and equipment, net	9,195	582	4,192	(152)	13,817
Equipment on operating leases, net	404	260	871	—	1,535

TOTAL PROPERTY AND EQUIPMENT	9,599	842	5,063	(152)	15,352
OTHER ASSETS:
Advances to related parties and other financial assets
Due from subsidiaries	—	—	99	(99)	—
Other	136	2	16	—	154
Investment in subsidiaries	2,905	71	—	(2,976)	—
Restricted cash	355	—	12	—	367
Goodwill	1,361	—	—	—	1,361
Other intangible assets, net	3,365	29	1,088	(978)	3,504
Deferred taxes	—	—	39	—	39
Prepaid expenses and other assets	245	3	104	—	352

TOTAL OTHER ASSETS	8,367	105	1,358	(4,053)	5,777

TOTAL ASSETS	$25,875	$1,962	$12,831	$(5,219)	$35,449

CURRENT LIABILITIES:
Trade liabilities	$5,098	$226	$1,704	$—	$7,028
Accrued expenses and other liabilities
Due to subsidiaries	922	—	—	(922)	—
Other	4,527	139	2,928	—	7,594
Current maturities of financial liabilities
Due to subsidiaries	—	—	114	(114)	—
Other	2,139	—	619	—	2,758
Deferred revenue	678	107	103	—	888
Deferred taxes	—	—	85	—	85

TOTAL CURRENT LIABILITIES	13,364	472	5,553	(1,036)	18,353
LONG-TERM LIABILITIES:
Accrued expenses and other liabilities	8,220	165	1,576	—	9,961
Financial liabilities
Due to subsidiaries	249	69	—	(318)	—
Other	8,084	—	2,889	—	10,973
Deferred revenue	424	22	134	—	580
Deferred taxes	23	—	19	29	71

TOTAL LONG-TERM LIABILITIES	17,000	256	4,618	(289)	21,585
MEMBERS' INTEREST (DEFICIT):
Membership interests	—	—	292	(292)	—
Contributed capital	1,399	1,643	2,045	(3,688)	1,399
Accumulated income (losses)	(4,437)	(410)	326	84	(4,437)
Accumulated other comprehensive income (loss)	(1,451)	1	(3)	2	(1,451)

TOTAL MEMBERS' INTEREST (DEFICIT)	(4,489)	1,234	2,660	(3,894)	(4,489)

TOTAL LIABILITIES AND MEMBERS' INTEREST (DEFICIT)	$25,875	$1,962	$12,831	$(5,219)	$35,449

	December 31, 2009
	Parent	Guarantors	Non-Guarantors	Consolidating Adjustments	Chrysler Group LLC Consolidated
CURRENT ASSETS:
Cash and cash equivalents	$3,148	$131	$2,583	$—	$5,862
Restricted cash	—	—	203	—	203
Marketable securities	—	—	15	—	15
Trade receivables, net	969	142	641	—	1,752
Inventories	1,376	192	1,459	(244)	2,783
Prepaid expenses and other assets Due from subsidiaries	—	585	—	(585)	—
Other	569	30	1,684	—	2,283
Deferred taxes	1	—	52	3	56

TOTAL CURRENT ASSETS	6,063	1,080	6,637	(826)	12,954
PROPERTY AND EQUIPMENT:
Property, plant and equipment, net	9,659	468	3,994	(161)	13,960
Equipment on operating leases, net	199	244	2,133	—	2,576

TOTAL PROPERTY AND EQUIPMENT	9,858	712	6,127	(161)	16,536
OTHER ASSETS:
Advances to related parties and other financial assets
Due from subsidiaries	—	3	14	(17)	—
Other	141	1	41	—	183
Investment in subsidiaries	3,496	45	—	(3,541)	—
Restricted cash	354	—	173	—	527
Goodwill	1,361	—	—	—	1,361
Other intangible assets, net	3,233	30	1,108	(927)	3,444
Deferred taxes	—	—	26	(4)	22
Prepaid expenses and other assets	331	2	63	—	396

TOTAL OTHER ASSETS	8,916	81	1,425	(4,489)	5,933

TOTAL ASSETS	$24,837	$1,873	$14,189	$(5,476)	$35,423

CURRENT LIABILITIES:
Trade liabilities	$3,741	$217	$1,606	$—	$5,564
Accrued expenses and other liabilities
Due to subsidiaries	477	—	15	(492)	—
Other	9,124	(65)	3,053	—	12,112
Current maturities of financial liabilities Due to subsidiaries	—	—	296	(296)	—
Other	27	—	1,065	—	1,092
Deferred revenue	439	102	126	—	667
Deferred taxes	—	—	68	—	68

TOTAL CURRENT LIABILITIES	13,808	254	6,229	(788)	19,503
LONG-TERM LIABILITIES:
Accrued expenses and other liabilities	8,662	189	2,233	—	11,084
Financial liabilities Due to subsidiaries	237	—	—	(237)	—
Other	5,896	—	2,563	—	8,459
Deferred revenue	435	—	117	—	552
Deferred taxes	29	—	2	24	55

TOTAL LONG-TERM LIABILITIES	15,259	189	4,915	(213)	20,150
MEMBERS' INTEREST (DEFICIT):
Membership interests	—	—	364	(364)	—
Contributed capital	409	1,644	2,096	(3,740)	409
Accumulated income (losses)	(3,785)	(214)	264	(50)	(3,785)
Accumulated other comprehensive income (loss)	(854)	—	321	(321)	(854)

TOTAL MEMBERS' INTEREST (DEFICIT)	(4,230)	1,430	3,045	(4,475)	(4,230)

TOTAL LIABILITIES AND MEMBERS' INTEREST (DEFICIT)	$24,837	$1,873	$14,189	$(5,476)	$35,423

Condensed Consolidating Statements of Cash Flows (in millions of dollars):

	Year Ended December 31, 2010
	Parent	Guarantors	Non-Guarantors	Consolidating Adjustments	Chrysler Group LLC Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$3,568	$98	$985	$(456)	$4,195

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment and intangible assets	(1,545)	(158)	(682)	—	(2,385)
Proceeds from disposals of property, plant and equipment	11	—	2	—	13
Proceeds from disposals of equipment on operating leases	—	(19)	1,128	—	1,109
Change in restricted cash	(132)	—	192	—	60
Change in loans and notes receivable	2	—	34	—	36

NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(1,664)	(177)	674	—	(1,167)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Mexican development banks loan	—	—	400	—	400
Repayment of Chrysler Receivables SPV loan	—	—	(123)	—	(123)
Repayment of Canadian Health Care Trust Notes	—	—	(45)	—	(45)
Repayment of Auburn Hills Headquarters loan	—	—	(12)	—	(12)
Proceeds from Gold Key Lease financing	—	—	266	—	266
Repayments of Gold Key Lease financing	—	—	(1,903)	—	(1,903)
Net repayment of other financial liabilities	(73)	—	(36)	—	(109)
Dividends issued to subsidiaries	—	(21)	(111)	132	—
Net increase (decrease) in loans to subsidiaries	(108)	50	(266)	324	—

NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(181)	29	(1,830)	456	(1,526)

Effect of exchange rate changes on cash and cash equivalents	—	—	(17)	—	(17)
Net change in cash and cash equivalents	1,723	(50)	(188)	—	1,485
Cash and cash equivalents at beginning of period	3,148	131	2,583	—	5,862

Cash and cash equivalents at end of period	$4,871	$81	$2,395	$—	$7,347

	Period from June 10, 2009 to December 31, 2009
					Chrysler
	Parent	Guarantors	Non-Guarantors	Consolidating Adjustments	Group LLC Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$(40)	$277	$1,429	$669	$2,335

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment and intangible assets	(705)	(28)	(355)	—	(1,088)
Proceeds from disposals of property, plant and equipment	1	—	32	—	33
Proceeds from disposals of equipment on operating leases	—	25	713	—	738
Change in restricted cash	(9)	—	375	—	366
Change in loans and notes receivable	2	—	5	—	7
Payment to Old Carco LLC related to 363 Transaction	(2,000)	—	—	—	(2,000)
Cash acquired related to 363 Transaction	95	—	1,599	—	1,694
Proceeds from the USDART	500	—	—	—	500
Change in investments in subsidiaries	(64)	(64)	—	128	—

NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(2,180)	(67)	2,369	128	250

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from U.S. Treasury	4,576	—	—	—	4,576
Proceeds from Export Development Canada	—	—	355	—	355
Repayment of Warranty SPV loan	—	—	(280)	—	(280)
Repayment of Auburn Hills Headquarters loan	—	—	(95)	—	(95)
Repayments of Gold Key Lease financing	—	—	(1,248)	—	(1,248)
Net repayment of other financial liabilities	(12)	—	(28)	—	(40)
Capital contribution s to subsidiaries	—	64	64	(128)	—
Dividends issued to subsidiaries	—	—	(9)	9	—
Net increase (decrease) in loans to subsidiaries	804	(143)	17	(678)	—

NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	5,368	(79)	(1,224)	(797)	3,268

Effect of exchange rate changes on cash and cash equivalents	—	—	9	—	9
Net change in cash and cash equivalents	3,148	131	2,583	—	5,862
Cash and cash equivalents at beginning of period	—	—	—	—	—

Cash and cash equivalents at end of period	$3,148	$131	$2,583	$—	$5,862